Financial and Other Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial Instruments [Abstract]
Finite life intangibles	$ 345	$ 400	$ 395
Accumulated Amortization, intangible assets other than goodwill	263	125	$ 67
Additions other than through business combinations, intangible assets other than goodwill	83	99
Amortisation, intangible assets other than goodwill	50	49
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 88	9
Increase (decrease) through transfers, intangible assets other than goodwill		$ 36